SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY
20.	SHAREHOLDERS’ EQUITY

Qualified initial public offering

On December 16, 2009, the Company completed its qualified initial public offering of 36,000,000 ordinary shares. Upon completion of the initial public offering, all of the Company’s outstanding Series A and Series B Preferred Shares were converted into 41,027,400 ordinary shares.

Share repurchase program

On June 30, 2010, the Company announced a share repurchase program authorized by the Board of Directors. Pursuant to the program, the Company repurchased 1,700,656 ADSs, representing 5,101,968 ordinary shares, with a total consideration of US$11,416 during 2010. The shares repurchased by the Company were all cancelled before December 31, 2010.

On September 30, 2011, the Company announced a share repurchase program authorized by the Board of Directors. Pursuant to the program, the Company repurchased 316,645 ADSs, representing 949,935 ordinary shares, with a total consideration of US$1,087 for the year ended December 31, 2011. The repurchased shares are due to be cancelled in 2012.

Special dividend

On September 30, 2011, the board of directors paid a special dividend of US$0.06 per ordinary share to shareholders of record on August 31, 2011, amounting to RMB55,151 (US$8,541) in total.